Operating Segments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2026

	June 30, 2026
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	37,957	6,633	—	44,590	(1,728)	42,862
Sales of Services	4,618	6,155	50	10,823	(67)	10,756
Changes in inventories and raw	(26,746)	(8,388)	(56)	(35,190)	1,728	(33,462)
Employee benefits	(16,694)	(2,620)	(113)	(19,427)	—	(19,427)
Other operating expenses	(12,848)	(2,206)	(41)	(15,095)	67	(15,028)
Amortization and depreciation	(8,947)	(1,162)	(1)	(10,110)	—	(10,110)
Impairment of assets	—	—	—	—	—	—
Other income	1,443	242	—	1,685	—	1,685
Operating Loss	(21,217)	(1,346)	(161)	(22,724)	—	(22,724)
Total Assets	365,684	62,542	2,030	430,256	(187,936)	242,320
Total Liabilities	367,877	62,479	2,146	432,502	(130,541)	301,961

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2025

	June 30, 2025
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	53,425	14,917	216	68,558	(4,333)	64,225
Sales of Services	3,324	8,382	162	11,868	(162)	11,706
Changes in inventories and raw	(35,636)	(15,634)	(153)	(51,423)	4,333	(47,090)
Employee benefits	(23,611)	(4,394)	(131)	(28,136)	—	(28,136)
Other operating expenses	(17,111)	(4,114)	(90)	(21,315)	162	(21,153)
Amortization and depreciation	(19,049)	(1,237)	—	(20,286)	—	(20,286)
Impairment of goodwill	2,449	—	—	2,449	—	2,449
Other income	(122)	(47)	49	(120)	—	(120)
Operating Loss	(36,331)	(2,127)	53	(38,405)	—	(38,405)
Total Assets	452,274	42,821	1,520	496,615	(180,127)	316,488
Total Liabilities	359,798	38,685	1,011	399,494	(119,144)	280,350

Summary of External Revenue by Location of Customers

External revenue by location

The countries where the Group has sold more than 10% of the annual revenue are as follows:

	Six-months period ended June 30,
(In thousand Euros)	2026		2025
	Revenue	%	Revenue	%
Country
Spain	10,206	19%	12,801	17%
United States	11,011	21%	18,899	25%
Italy	559	1%	1,546	2%
Germany	16,091	30%	19,147	25%
Other countries	15,751	29%	23,538	31%
Total	53,618	100%	75,931	100%